Assumptions Used to Value Fair Value of Conversion Right Feature of Convertible Notes Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 14, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-fee rate of return	1.20%	1.17%
Expected remaining contractual life of the warrants	11 months 12 days	1 year
Volatility	41.00%	42.00%
Expected dividend yield